Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Estimated Minimum Operating Leases

As of December 31, 2020, aggregate estimated minimum lease commitments under the Company’s operating leases were as follows:

Year Ended December 31,	Amount
2021	$5,882
2022	8,354
2023	8,101
2024	6,000
2025	5,923
Thereafter	37,061

Total	$71,321